SCHEDULE OF PRELIMINARY FAIR VALUES AND ESTIMATED USEFUL LIVES OF IDENTIFIABLE INTANGIBLE ASSETS ACQUIRED (Details) $ in Thousands	May 06, 2026 USD ($)
Business Combination [Line Items]
Total acquired intangible assets	$ 180,817	[1]
CCC Arlton Industries Ltd [Member]
Business Combination [Line Items]
Total acquired intangible assets	80,927
Constellation Network Inc [Member]
Business Combination [Line Items]
Total acquired intangible assets	17,508
AI Research Corporation [Member]
Business Combination [Line Items]
Total acquired intangible assets	35,753
TC Medi Guide LP [Member]
Business Combination [Line Items]
Total acquired intangible assets	23,919
Vanguard Healthcare Solutions LLC [Member]
Business Combination [Line Items]
Total acquired intangible assets	22,710
Customer Relationships [Member]
Business Combination [Line Items]
Total acquired intangible assets	84,711
Customer Relationships [Member] | CCC Arlton Industries Ltd [Member]
Business Combination [Line Items]
Total acquired intangible assets	65,539
Customer Relationships [Member] | Constellation Network Inc [Member]
Business Combination [Line Items]
Total acquired intangible assets	1,297
Customer Relationships [Member] | AI Research Corporation [Member]
Business Combination [Line Items]
Total acquired intangible assets
Customer Relationships [Member] | TC Medi Guide LP [Member]
Business Combination [Line Items]
Total acquired intangible assets	17,875
Customer Relationships [Member] | Vanguard Healthcare Solutions LLC [Member]
Business Combination [Line Items]
Total acquired intangible assets
Order or Production Backlog [Member]
Business Combination [Line Items]
Useful Life (years)	1 year
Total acquired intangible assets	$ 2,135
Order or Production Backlog [Member] | CCC Arlton Industries Ltd [Member]
Business Combination [Line Items]
Total acquired intangible assets	2,135
Order or Production Backlog [Member] | Constellation Network Inc [Member]
Business Combination [Line Items]
Total acquired intangible assets
Order or Production Backlog [Member] | AI Research Corporation [Member]
Business Combination [Line Items]
Total acquired intangible assets
Order or Production Backlog [Member] | TC Medi Guide LP [Member]
Business Combination [Line Items]
Total acquired intangible assets
Order or Production Backlog [Member] | Vanguard Healthcare Solutions LLC [Member]
Business Combination [Line Items]
Total acquired intangible assets
Marketing-Related Intangible Assets [Member]
Business Combination [Line Items]
Total acquired intangible assets	22,620
Marketing-Related Intangible Assets [Member] | CCC Arlton Industries Ltd [Member]
Business Combination [Line Items]
Total acquired intangible assets	13,253
Marketing-Related Intangible Assets [Member] | Constellation Network Inc [Member]
Business Combination [Line Items]
Total acquired intangible assets	1,528
Marketing-Related Intangible Assets [Member] | AI Research Corporation [Member]
Business Combination [Line Items]
Total acquired intangible assets
Marketing-Related Intangible Assets [Member] | TC Medi Guide LP [Member]
Business Combination [Line Items]
Total acquired intangible assets	3,494
Marketing-Related Intangible Assets [Member] | Vanguard Healthcare Solutions LLC [Member]
Business Combination [Line Items]
Total acquired intangible assets	$ 4,345
Partner Relationships [Member]
Business Combination [Line Items]
Useful Life (years)	13 years
Total acquired intangible assets	$ 17,671
Partner Relationships [Member] | CCC Arlton Industries Ltd [Member]
Business Combination [Line Items]
Total acquired intangible assets
Partner Relationships [Member] | Constellation Network Inc [Member]
Business Combination [Line Items]
Total acquired intangible assets
Partner Relationships [Member] | AI Research Corporation [Member]
Business Combination [Line Items]
Total acquired intangible assets
Partner Relationships [Member] | TC Medi Guide LP [Member]
Business Combination [Line Items]
Total acquired intangible assets
Partner Relationships [Member] | Vanguard Healthcare Solutions LLC [Member]
Business Combination [Line Items]
Total acquired intangible assets	17,671
Software, In-Development, Internally Developed, and Purchased [Member]
Business Combination [Line Items]
Total acquired intangible assets	17,927
Software, In-Development, Internally Developed, and Purchased [Member] | CCC Arlton Industries Ltd [Member]
Business Combination [Line Items]
Total acquired intangible assets
Software, In-Development, Internally Developed, and Purchased [Member] | Constellation Network Inc [Member]
Business Combination [Line Items]
Total acquired intangible assets	14,683
Software, In-Development, Internally Developed, and Purchased [Member] | AI Research Corporation [Member]
Business Combination [Line Items]
Total acquired intangible assets
Software, In-Development, Internally Developed, and Purchased [Member] | TC Medi Guide LP [Member]
Business Combination [Line Items]
Total acquired intangible assets	2,550
Software, In-Development, Internally Developed, and Purchased [Member] | Vanguard Healthcare Solutions LLC [Member]
Business Combination [Line Items]
Total acquired intangible assets	$ 694
Technology-Based Intangible Assets [Member]
Business Combination [Line Items]
Useful Life (years)	5 years
Total acquired intangible assets	$ 35,753
Technology-Based Intangible Assets [Member] | CCC Arlton Industries Ltd [Member]
Business Combination [Line Items]
Total acquired intangible assets
Technology-Based Intangible Assets [Member] | Constellation Network Inc [Member]
Business Combination [Line Items]
Total acquired intangible assets
Technology-Based Intangible Assets [Member] | AI Research Corporation [Member]
Business Combination [Line Items]
Total acquired intangible assets	35,753
Technology-Based Intangible Assets [Member] | TC Medi Guide LP [Member]
Business Combination [Line Items]
Total acquired intangible assets
Technology-Based Intangible Assets [Member] | Vanguard Healthcare Solutions LLC [Member]
Business Combination [Line Items]
Total acquired intangible assets
Minimum [Member] | Customer Relationships [Member]
Business Combination [Line Items]
Useful Life (years)	14 years
Minimum [Member] | Marketing-Related Intangible Assets [Member]
Business Combination [Line Items]
Useful Life (years)	6 years
Minimum [Member] | Software, In-Development, Internally Developed, and Purchased [Member]
Business Combination [Line Items]
Useful Life (years)	3 years
Maximum [Member] | Customer Relationships [Member]
Business Combination [Line Items]
Useful Life (years)	25 years
Maximum [Member] | Marketing-Related Intangible Assets [Member]
Business Combination [Line Items]
Useful Life (years)	7 years
Maximum [Member] | Software, In-Development, Internally Developed, and Purchased [Member]
Business Combination [Line Items]
Useful Life (years)	7 years

[1]	Excludes acquired assets and liabilities associated with Bond Street, which was acquired in a transaction under common control with AIAI, as discussed above.